File No. 33-14954
                                         File No. 811-5199
----------------------------------------------------------------
               SECURITIES AND EXCHANGE COMMISSION
                   Washington, D.C.  20549

                          FORM N-1A
                    REGISTRATION STATEMENT UNDER
                    THE SECURITIES ACT OF 1933          /X/
                    PRE-EFFECTIVE AMENDMENT NO.         / /
                    POST-EFFECTIVE AMENDMENT NO. 14     /X/
                            and/or
                    REGISTRATION STATEMENT UNDER
                    THE INVESTMENT COMPANY ACT OF 1940  /X/
                    AMENDMENT NO. 16                    /X/
                  (check appropriate box or boxes)

                 STEINROE VARIABLE INVESTMENT TRUST
          (Exact Name of Registrant as Specified in Charter)

                       Federal Reserve Plaza,
            600 Atlantic Avenue, Boston, Massachusetts  02210
              (Address of Principal Executive Offices)
         Registrant's Telephone Number, Including Area Code:
                            (617) 722-6000

It is proposed that this filing become effective (check
appropriate box)
  [X] immediately upon filing pursuant to paragraph (b) of Rule
      485
  [ ] on [date] pursuant to paragraph (b) of Rule 485
  [ ] 60 days after filing pursuant to paragraph (a)(i) of Rule
      485
  [ ] on [date] pursuant to paragraph (a)(i) of Rule 485
  [ ] 75 days after filing pursuant to paragraph (a)(ii) of Rule
      485
  [ ] on [date]pursuant to paragraph (a)(ii) of Rule 485

                     JOHN A. BENNING, ESQ.
            Senior Vice President and General Counsel
               Liberty Financial Companies, Inc.
                     Federal Reserve Plaza
                     600 Atlantic Avenue
                      Boston, MA  02210
            (Name and Address of Agent for Service)

The Registrant has registered an indefinite number of shares of beneficial interest of all existing and subsequently created
Series of the Trust under the Securities Act of 1933 pursuant to Rule 24f-2.

                   STEINROE VARIABLE INVESTMENT TRUST
                        CROSS REFERENCE SHEET
                      (as required by Rule 481(a))
PART A
FORM N-1A                       LOCATION
1.  Cover Page                  Cover Page

2.  Synopsis                    The Trust

3.  Condensed Financial         Financial Highlights;
    Information                 Investment Return

4.  General Description of      Cover Page; The Trust; How
    Registrant                  the Funds Invest; Investment
                                Techniques and Restrictions;
                                Portfolio Turnover; How the
                                Funds are Managed; Organization
                                and Description of Shares;
                                Appendix A:  Investment
                                Techniques and Securities

5.  Management of the Fund      How the Funds are Managed

5A. Management's Discussion of  Information required by
    Fund Performance            Item 5A is included in the
                                Registrant's Annual Report for
                                the year ended December 31,
                                1997.  As required by said Item
                                5A, the Registrant undertakes
                                under "Financial Highlights" in
                                the Prospectuses to provide
                                free of charge a copy of said
                                Annual Report to persons
                                requesting the same.

6.  Capital Stock and Other     The Trust; Purchases and
    Securities                  Redemptions; Net Asset Value;
                                Taxes; Dividends and
                                Distributions; Shareholder
                                Communications; Organization
                                and Description of Shares;
                                Appendix A:  Investment
                                Techniques and Securities

7.  Purchase of Securities      How the Funds are Managed;
    Being Offered               Purchases and Redemptions; Net
                                Asset Value

8.  Redemption or Repurchase    Purchases and Redemptions

9.  Pending Legal Proceedings   Not Applicable

PART B
FORM N-1A                       LOCATION
10.  Cover Page                 Cover Page

11.  Table of Contents          Table of Contents

12.  General Information and    Commencement of Operations; Mixed
     History                    and Shared Funding

13.  Investment Objectives and  Investment Restrictions; Appendix
     Policies                   A: Investment Techniques and
                                Securities

14.  Management of the Fund     Trustees and Officers; Management
                                Arrangements

15.  Control Persons and        Record Shareholders
     Principal Holders          of Securities

16.  Investment Advisory and    Management Arrangements;
     Other Services             Custodian; Independent Auditors
                                and Financial Statements

17.  Brokerage Allocation and   Portfolio Transactions
     other Practices

18.  Capital Stock and Other    Investment Restrictions;
     Securities                 Purchases and Redemptions; Net
                                Asset Value; Appendix A:
                                Investment Techniques and
                                Securities

19.  Purchase, Redemption and   Investment Restrictions;
     Pricing of Securities      Purchases and Redemptions;   Net
     Being Offered              Asset Value; Investment
                                Performance

20.  Tax Status                 Taxes (Part A)

21.  Underwriters               Purchases and Redemptions
                                (Part A)

22.  Calculation of             Investment Performance
     Performance Data

23.  Financial Statements       The financial statements required
                                by Item 23 are incorporated by
                                reference from the Registrant's
                                Annual Report for the year ended
                                December 31, 1997 and are
                                included in Part B.

PART C
Information required to be set forth in Part C is set forth under the appropriate item, so numbered, in Part C of the Registration
Statement.

The prospectuses and statements of additional information relating to the series of SteinRoe Variable Investment Trust (Stein Roe Special Venture Fund, Variable Series; Stein Roe Growth Stock Fund, Variable Series; Stein Roe Balanced Fund, Variable Series; Stein Roe Mortgage Securities Fund, Variable Series; and Stein Roe Money Market Fund, Variable Series Fund) are not affected by the filing of this Post-Effective Amendment No. 14.

PART C
OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a)  Index to Financial Statements and Supporting Schedules:

     The following financial statements for each of the Funds in the Trust are included below in this Part C:

    Independent Auditors' Report
    Schedules of Investments as of December 31, 1997
    Statements of Assets and Liabilities as of December 31, 1997 Statements of Operations for the year ended December 31, 1997 Statements of Changes in Net Assets for each of the years in the two-year period ended December 31, 1997
    Financial Highlights for each of the years in the five-year period ended December 31, 1997

     Said financial statements are included incorporated by reference into this filing as part of Part B.

(b)  Exhibits:

     1. Agreement and Declaration of Trust as amended on September 9, 1988 and October 5, 1988 (3)

     2.  Amended and Restated By-Laws (3)

     3.  None

     4.  Not applicable.

     5. (a) Fund Advisory Agreement, dated May 1, 1993, between the Trust on behalf of the Capital Appreciation Fund (now named Stein Roe Special Venture Fund, Variable Series) and Stein Roe & Farnham Incorporated (3)
         (b) Fund Advisory Agreement, dated May 1, 1993, between the Trust on behalf of the Managed Growth Stock Fund (now named Stein Roe Growth Stock Fund, Variable Series) and Stein Roe & Farnham Incorporated (3)
         (c) Fund Advisory Agreement, dated May 1, 1993, between the Trust on behalf of the Managed Assets Fund (now named Stein Roe Balanced Fund, Variable Series) and Stein Roe & Farnham Incorporated (3)
         (d) Fund Advisory Agreement, dated May 1, 1993, between the Trust on behalf of the Mortgage Securities Income Fund (now named SteinRoe Mortgage Securities Fund, Variable Series) and Stein Roe & Farnham Incorporated (3)
         (e) Fund Advisory Agreement, dated December 9, 1988, between the Trust on behalf of the Cash Income Fund (now named Stein Roe Money Market Fund, Variable Series) and Stein Roe & Farnham Incorporated (3)

     6. Underwriting Agreement dated December 9, 1988 between Keystone Provident Financial Services Corp. (now Keyport Financial Services Corp.) and the Trust; and Amendment to Underwriting Agreement dated as of April 1, 1994 between Keyport Financial Services Corp. and the Trust (3)

     7.  None

     8. (a) Custodian Contract dated December 31, 1988 between State Street Bank and Trust Company and SteinRoe Variable Investment Trust
         (b)  First Amendment to Custodian Contract dated February
              23, 1989
         (c)  Second Amendment to Custodian Contract dated January
              23, 1993

     9. (a) Administration Agreement dated as of January 3, 1995 between the Trust, on behalf of each of its Funds, and Stein Roe & Farnham Incorporated
         (b)  Transfer Agency Agreement dated as of January 3,
              1995 between the Trust, on behalf of each of its
              Funds, and Stein Roe & Farnham Incorporated
         (c)  Amended and Restated Participation Agreement dated
              April 3, 1998 among the Trust, Keyport Life
              Insurance Company and Keyport Financial Services
              Corp. (3)
         (d) Participation Agreement dated as of October 1, 1993 among the Trust, Keyport Financial Services Corp.
              and Independence Life Annuity Company (formerly
              "Crown America Life Insurance Company")
         (e) Participation Agreement dated as of April 15, 1994 among the Trust, on behalf of the Capital
              Appreciation Fund, Transamerica Occidental Life
              Insurance Company, Stein Roe & Farnham Incorporated and Charles Schwab & Co., Inc.
         (f) Participation Agreement dated as of December 1, 1994 among the Trust, on behalf of the Capital
              Appreciation Fund, First Transamerica Life Insurance Company, Stein Roe & Farnham Incorporated and
              Charles Schwab & Co., Inc.
         (g) Accounting and Bookkeeping Agreement dated as of January 3, 1995 between the Trust, on behalf of each of its Funds, and Stein Roe Farnham Incorporated
         (h) Participation Agreement among the Trust, on behalf of the Capital Appreciation Fund, Great-West Life & Annuity Insurance Company, Stein Roe & Farnham Incorporated and Charles Schwab & Co., Inc. (2)
         (i) Participation Agreement among the Trust, on behalf of the Capital Appreciation Fund, Providian Life and Health Insurance Company and Stein Roe & Farnham Incorporated. (2)
         (j)  Participation Agreement dated May 8, 1998 among the
              Trust, Keyport Benefit Life Insurance Company, and Keyport Financial Services Corp.

    10. Opinion and consent of counsel as to the legality of the securities being registered (3)

    11.  None

    12.  Not applicable

    13.  Not applicable

    14.  Not applicable

    15.  Not applicable

    16.  Calculation of Yields and Total Returns (1)

    17.  Financial Data Schedules

    18.  Not applicable

    19. (a) Power of Attorney executed by each Trustee of the Trust pertaining to this Registration Statement (3)
         (b) Power of Attorney executed by Gary A. Anetsberger and Sharon R. Robertson pertaining to this Registration Statement (3)
_________________
(1) Incorporated by Reference to Post-Effective Amendment No. 11 to this Registration Statement, filed April, 1996.
(2) Incorporated by References to Post-Effective Amendment No. 12 to this Registration Statement, filed April, 1997.
(3) Incorporated by Reference to Post-Effective Amendment No. 13 to this Registration Statement, filed April, 1998.

Item 25.  Persons Controlled by or Under Common Control with
Registrant.

     Shares of the Trust registered pursuant to this Registration Statement will be offered and sold to Keyport Life Insurance Company ("Keyport"), a stock life insurance company organized under the laws of Rhode Island, and to certain of its separate investment accounts and the respective separate investment accounts of Liberty Life Assurance Company of Boston ("Liberty Life"), a stock life insurance company organized as a Massachusetts corporation, Independence Life & Annuity Company, a stock life insurance company organized under the laws of Rhode Island ("Independence") and American Benefit Life Insurance Company, a stock life insurance company organized under the laws of New York. As described below, Keyport, Liberty Life, Independence and American Benefit are under common control. The purchasers of insurance contracts and policies issued in connection with such accounts will have the right to instruct Keyport, Liberty Life, Independence and American Benefit with respect to the voting of the Registrant's shares held by their respective separate accounts. Subject to such voting instruction rights, Keyport, Liberty Life, Independence, American Benefit and their respective separate accounts directly control the Registrant. In addition, shares of Stein Roe Special Venture Fund, Variable Series currently are sold to certain separate accounts of four insurance companies not affiliated with Keyport, and shares of any of the Funds may in the future be sold to separate accounts of other unaffiliated insurance companies.

     Keyport Financial Services Corp. ("KFSC"), the Trust's principal underwriter, Stein Roe & Farnham Incorporated, the Trust's investment manager (the "Adviser"), Keyport, Independence are and American Benefit each wholly owned indirect subsidiaries of Liberty Financial Companies, Inc. ("LFC"), Boston, Massachusetts. As of March 31, 1997, Liberty Mutual Insurance Company ("LMIC"), Boston, Massachusetts, owned, indirectly, approximately 72.3% of the combined voting power of the outstanding voting stock LFC (with the balance being publicly-held). Liberty Life is a 90%-owned subsidiary of LMIC.

Item 26.  Number of Holders of Securities

     As of March 31, 1998 the number of record holders of shares of beneficial interest of each series ("Fund") of the Trust was as follows:

            Title of Class                    Number of Record
    Shares of Beneficial Interest of              Holders
---------------------------------------------- ---------------
Stein Roe Special Venture Fund, Variable Series      11
Stein Roe Growth Stock Fund, Variable Series          5
Stein Roe Balanced Fund, Variable Series              4
Stein Roe Mortgage Securities Fund, Variable Series   5
Stein Roe Money Market Fund, Variable Series          7

Item 27.  Indemnification

     Article Tenth of the Agreement and Declaration of Trust of Registrant (Exhibit 1), which Article is incorporated herein by reference, provides that Registrant shall provide indemnification of its trustees and officers (including each person who serves or has served at Registrant's request as director, officer, or trustee of another organization in which Registrant has any interest as a shareholder, creditor or otherwise) ("Covered Persons") under specified circumstances.

     Section 17(h) of the Investment Company Act of 1940 ("1940 Act") provides that neither the Agreement and Declaration of Trust nor the By-Laws of Registrant, nor any other instrument pursuant to which Registrant is organized or administered, shall contain any provision which protects or purports to protect any trustee or officer of Registrant against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. In accordance with Section 17(h) of the 1940 Act, Article Tenth shall not protect any person against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

     To the extent required under the 1940 Act,

          (i) Article Tenth does not protect any person against any liability to Registrant or to its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office;

          (ii) in the absence of a final decision on the merits by a court or other body before whom a proceeding was brought that a Covered Person was not liable by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office, no indemnification is permitted under Article Tenth unless a determination that such person was not so liable is made on behalf of Registrant by (a) the vote of a majority of the trustees who are neither "interested persons" of Registrant as defined in Section 2(a)(19) of the 1940 Act nor parties to the proceeding ("disinterested, non-party trustees"), or (b) an independent legal counsel as expressed in a written opinion; and

          (iii) Registrant will not advance attorneys' fees or other expenses incurred by a Covered Person in connection with a civil or criminal action, suit or proceeding unless Registrant receives an undertaking by or on behalf of the Covered person to repay the advance (unless it is ultimately determined that he is entitled to indemnification) and (a) the Covered Person provides security for his undertaking, or (b) Registrant is insured against losses arising by reason of any lawful advance, or (c) a majority of the disinterested, non-party trustees of Registrant or an independent legal counsel as expressed in a written opinion, determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

     Any approval of indemnification pursuant to Article Tenth does not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with Article Tenth as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in, or not opposed to, the best interests of Registrant or to have been liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such Covered Person's office.

     Article Tenth also provides that its indemnification provisions are not exclusive.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

     Registrant, its trustees and officers, its investment adviser, the other investment companies advised by the adviser, and persons affiliated with them are insured against certain expenses in connection with the defense of actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits, or proceedings. Registrant will not pay any portion of the premiums for coverage under such insurance that would (1) protect any trustee or officer against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or (2) protect its investment adviser or principal underwriter, if any, against any liability to Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of its duties, or by reason of its reckless disregard of its duties and obligations under its contract or agreement with the Registrant; for this purpose the Registrant will rely on an allocation of premiums determined by the insurance company.

     In addition, the investment adviser maintains investment advisory professional liability insurance to insure it, for the benefit of the Trust and its non-interested trustees, against loss arising out of any error, omission, or breach of any duty owed to the Trust or the Fund by the investment advisor.

Item 28.  Business and Other Connections of Investment Adviser.

     The Adviser is a direct wholly owned subsidiary of SteinRoe Services Inc. ("SSI"), which in turn, is a direct wholly owned subsidiary of LFC. LFC, as stated in Item 25 above, is an indirect majority owned subsidiary of LMIC. The Adviser acts as investment adviser to individuals, trustees, pension and profit-sharing plans, charitable organizations, and other investors. In addition to the Registrant, it also acts as investment adviser to other no-load companies having different investment policies.

     For a two-year business history of officers and directors of the Adviser, please refer to the Form ADV of Stein Roe & Farnham Incorporated and to the section of the Statement of Additional Information (Part B) entitled "Investment Advisory Services."

     Certain directors and officers of the Adviser also serve and have during the past two years served in various capacities as officers, directors or trustees of the Registrant (as reflected in the Statement of Additional Information (Part B)) or other investment companies managed by the Adviser.

Item 29.  Principal Underwriters

     (a) The Registrant's principal underwriter, Keyport Financial Services Corp. ("KFSC"), is a wholly owned subsidiary of Keyport Life Insurance Company, which in turn is a direct wholly owned indirect subsidiary of SSI, which in turn is a direct wholly owned subsidiary of LFC. KFSC acts on a "best efforts" basis and receives no fee or commission for its underwriting and distribution services. KFSC does not act as underwriter with respect to shares issued to Participating Insurance Companies which are not affiliates of Keyport or LMIC.

     (b) Set forth below is information concerning the directors and officers of KFSC:

                    Positions and Offices   Positions and Offices
Name                with Underwriter        with Registrant
John S. Rosensteel  Chairman and President         None
William L. Dixon    Vice President--Compliance     None
Francis E. Reinhart Vice President--Administration None
                    and Director
James J. Klopper    Clerk                          None
Donald A. Truman    Assistant Clerk                None

The business address of each of the directors and officers of KFSC is 125 High Street, Boston, Massachusetts 02110.

      (c)  Not applicable.

Item 30.  Location of Accounts and Records

     Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder include Registrant's Secretary, John A. Benning; Registrant's investment adviser, administrator and transfer and dividend disbursing agent, Stein Roe & Farnham Incorporated; Registrant's principal underwriter, Keyport Financial Services Corp.; and Registrant's custodian, State Street Bank and Trust Company. The address of the Secretary is 600 Atlantic Avenue, Boston, MA 02210-2214; the address of Stein Roe & Farnham Incorporated is One South Wacker Drive, Chicago, IL 60606; the address of Keyport Financial Services, Inc., is 125 High Street, Boston, MA 02110; and the address of State Street Bank and Trust Company is 225 Franklin Street, Boston, MA 02110.

Item 31.  Management Services

     Pursuant to an Administration Agreement with the Registrant on behalf of all the Funds dated as of January 3, 1995, the Adviser provides each of the Funds with administrative services. These services include the provision of office space and equipment and facilities in connection with the maintenance of the Registrant's headquarters, preparation and filing of required reports, arrangements for meetings, maintenance of the Registrant's corporate books and records, communication with shareholders, and oversight of custodial, accounting and other services provided to the Funds by others. The Adviser pays all compensation of the Registrant's trustees, officers and employees who are employees of the Adviser. The Adviser may, in its discretion, arrange for such services to be provided by LFC or any of its subsidiaries.

     Under separate agreements, the Adviser also acts as the agent of the Funds for the transfer of shares, disbursement of dividends and maintenance of shareholder account records and for pricing and bookkeeping services.

Item 32.  Undertakings

     (a)  Not applicable.

     (b)  Not applicable.

     (c) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                          SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts, on the 27th day of May , 1998. The Registrant hereby certifies, in accordance with Rule 485(b)(4) under the Securities Act of 1933, that this amendment meets the requirements for effectiveness under Rule 485(b) thereunder.

                               STEINROE VARIABLE INVESTMENT TRUST

                               By:  /s/ Richard R. Christensen*
                                Richard R. Christensen, President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

(Signature)         (Title and Capacity)        (Date)

/s/ Richard R. Christensen* President; Principal  May 27, 1998
Richard R. Christensen      Executive Officer;
                            Trustee

/s/ Gary A. Anetsberger*    Treasurer; Principal  May 27, 1998
Gary A. Anetsberger         Financial Officer

/s/ Sharon R. Robertson*    Controller; Principal May 27, 1998
Sharon R. Robertson         Accounting Officer

/s/ John A. Bacon Jr.*      Trustee               May 27, 1998
John A. Bacon Jr.

/s/ Salvatore Macera *      Trustee               May 27, 1998
Salvatore Macera

/s/ Thomas E. Stitzel*      Trustee               May 27, 1998
Thomas E. Stitzel

               *By  KEVIN M. CAROME
                    Kevin M. Carome
                    Attorney-in-fact

                           EXHIBIT LIST

Exhibit     Description

8(a)        Custodian Contract dated December 31, 1988

8(b)        First Amendment to Custodian Contract dated February 23,
            1989

8(c)        Second Amendment to Custodian Contract dated January 23,
            1993

9(a)        Administration Agreement dated as of January 3, 1995

9(b)        Transfer Agency Agreement dated as of January 3, 1995

9(d)        Participation Agreement dated as of October 1, 1993

9(e)        Participation Agreement dated as of April 15, 1994

9(f)        Participation Agreement dated as of December 1, 1994

9(g) Accounting and Bookkeeping Agreement dated as of January 3, 1995

9(j)        Participation Agreement dated May 8, 1998

17          Financial Data Schedules